Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

	As of December 31,
	2018	2017
	(Thousands of yen)
Trade receivables	4,332,009	2,670,827
Other receivables	316,228	173,986

	4,648,237	2,844,813
Less: Provision for doubtful accounts	(476)	(476)

	4,647,761	2,844,337

Schedule of Aging Analysis of Trade Receivables

As of December 31, the aging analysis of trade receivables is, as follows:

	As of December 31, 2018	As of December 31, 2017
Neither past due nor impaired	4,605,161	2,802,980
Past due but not impaired
Less than 30 days	42,600	29,846
30 to 60 days	—	6,249
60 to 90 days	—	5,262
Over 90 days	476	476

Total	4,648,237	2,844,813